Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Janus Detroit Street Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

Supplement dated October 15, 2019

to Currently Effective Prospectus

The Prospectus for the Janus Henderson Short Duration Income ETF is supplemented effective October 15, 2019 as described below. These changes reflect the removal of certain derivative instruments and associated risks that the portfolio managers no longer consider in implementing the Fund’s investment strategy. These changes do not represent a change to the Fund’s investment strategy.

1.        The following replaces the last sentence of the third paragraph on page 2 of the Summary Prospectus under the heading “Principal Investment Strategies” section:

The Fund may limit its foreign currency exchange exposure by hedging through the use of forward contracts, cross-currency swaps, and options.

2.        The following replaces the information under “Derivatives Risk” on pages 3 and 4 of the Summary Prospectus under the heading “Principal Investment Risks” section:

Derivatives Risk.  Derivatives, such as swaps, forwards, futures, and options, can be highly volatile and involve similar risks to those as the underlying referenced securities, such as risks related to interest rates, market, credit, valuation, and liquidity, among others. There are also additional risks. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Derivatives may be difficult to value, and susceptible to liquidity risk. Because most derivatives are not eligible to be transferred in-kind, the Fund may be subject to increased liquidity risk to the extent its derivative positions become illiquid, relative to an exchange-traded fund that is able to deliver its underlying investments in-kind to meet redemptions. Derivatives entail the risk that a party will default on its obligations to the Fund. If there is a default by the other party to such a transaction, the Fund normally will have contractual remedies pursuant to the agreements related to the transaction. Futures contracts are subject to the risk of (i) imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract, and (ii) losses caused by unanticipated market movements. The Fund’s use of interest rate futures could result in losses to the Fund if interest rates do not perform as anticipated. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. The Fund’s investments in interest rate swaps and futures in particular entail the risk that the Fund’s portfolio managers’ prediction of the direction of interest rates is wrong, and the Fund could incur a loss. If the Fund invests a significant portion of its assets in derivatives, its investment performance could be dependent on securities not directly owned by the Fund.

3.        The following replaces the second sentence of the “Rule 144A Securities Risk” information on page 5 of the Summary Prospectus in the “Principal Investment Risks” section:

Such securities may be determined to be liquid in accordance with the requirements of Rule 22e-4, under the Investment Company Act of 1940, as amended (“1940 Act”).

Please retain this Supplement with your records.

Janus Henderson Short Duration Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

Supplement dated October 15, 2019

to Currently Effective Prospectus

The Prospectus for the Janus Henderson Short Duration Income ETF is supplemented effective October 15, 2019 as described below. These changes reflect the removal of certain derivative instruments and associated risks that the portfolio managers no longer consider in implementing the Fund’s investment strategy. These changes do not represent a change to the Fund’s investment strategy.

1.        The following replaces the last sentence of the third paragraph on page 2 of the Summary Prospectus under the heading “Principal Investment Strategies” section:

The Fund may limit its foreign currency exchange exposure by hedging through the use of forward contracts, cross-currency swaps, and options.

2.        The following replaces the information under “Derivatives Risk” on pages 3 and 4 of the Summary Prospectus under the heading “Principal Investment Risks” section:

Derivatives Risk.  Derivatives, such as swaps, forwards, futures, and options, can be highly volatile and involve similar risks to those as the underlying referenced securities, such as risks related to interest rates, market, credit, valuation, and liquidity, among others. There are also additional risks. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Derivatives may be difficult to value, and susceptible to liquidity risk. Because most derivatives are not eligible to be transferred in-kind, the Fund may be subject to increased liquidity risk to the extent its derivative positions become illiquid, relative to an exchange-traded fund that is able to deliver its underlying investments in-kind to meet redemptions. Derivatives entail the risk that a party will default on its obligations to the Fund. If there is a default by the other party to such a transaction, the Fund normally will have contractual remedies pursuant to the agreements related to the transaction. Futures contracts are subject to the risk of (i) imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract, and (ii) losses caused by unanticipated market movements. The Fund’s use of interest rate futures could result in losses to the Fund if interest rates do not perform as anticipated. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. The Fund’s investments in interest rate swaps and futures in particular entail the risk that the Fund’s portfolio managers’ prediction of the direction of interest rates is wrong, and the Fund could incur a loss. If the Fund invests a significant portion of its assets in derivatives, its investment performance could be dependent on securities not directly owned by the Fund.

3.        The following replaces the second sentence of the “Rule 144A Securities Risk” information on page 5 of the Summary Prospectus in the “Principal Investment Risks” section:

Such securities may be determined to be liquid in accordance with the requirements of Rule 22e-4, under the Investment Company Act of 1940, as amended (“1940 Act”).

Please retain this Supplement with your records.